Average Annual Total Returns - Prospectus-Investor Class - Payden Emerging Markets Corporate Bond Fund	Feb. 28, 2021
JPMorganCEMBIBroadDiversifiedIndex [Member]
Average Annual Return:
1 Year	13.09%
5 Years	5.93%
Since Inception	5.77%
Inception Date	Nov. 11, 2013
Investor Class
Average Annual Return:
1 Year	11.90%
5 Years	5.11%
Since Inception	5.11%
Inception Date	Nov. 11, 2013
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	9.69%
5 Years	3.09%
Since Inception	2.98%
Inception Date	Nov. 11, 2013
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.99%
5 Years	3.00%
Since Inception	2.94%
Inception Date	Nov. 11, 2013